Related Party Transactions - Schedule of the Major Related Parties (Details)	6 Months Ended
Jan. 31, 2025
Mr. Jun Liu [Member]
Schedule of the Major Related Parties [Line Items]
Relationship with the Company	The Chief Executive Officer of the Company
Huaya [Member]
Schedule of the Major Related Parties [Line Items]
Relationship with the Company	Wholly owned by Mr. Pishan Chi, the former Chief Executive Officer of the Company
Asia International Securities Exchange Co., Ltd. [Member]
Schedule of the Major Related Parties [Line Items]
Relationship with the Company	Wholly owned by Mr. Jun Liu
Zachary Group LLC (“Zachary Group”) [Member]
Schedule of the Major Related Parties [Line Items]
Relationship with the Company	Wholly owned by Mr. Jun Liu